Inventories - Schedule of Inventories (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials and packaging	$ 120,000	$ 102,428
Finished goods	37,000	20,091
Inventories	$ 157,000	$ 122,519